Accumulated other comprehensive income (loss) (Tables)	12 Months Ended
Dec. 31, 2017
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Changes in Accumulated Other Comprehensive Income (Loss)

	Year Ended December 31,
	2017	2016
	Unrealized Gain (Loss) on Available For Sale Equity Securities	Unrealized Gain (Loss) on Available For Sale Equity Securities

Balance, January 1	$(402)	$(14)
Change in other comprehensive income (loss) before reclassifications	4,160	(1,572)
Reclassifications from accumulated other comprehensive income (loss)	(39)	1,184

Net other comprehensive income (loss)	4,121	(388)

Balance, December 31	$3,719	$(402)